Restatement of Financial Statements - Summary of Impact of the Restatement (Details) (10-K) - USD ($)	1 Months Ended	3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Sep. 13, 2019	May 27, 2019
Warrant liabilities	$ 13,085,000	$ 66,086,000	$ 21,357,000	$ 17,661,000	$ 9,037,000	$ 13,085,000	$ 13,085,000	$ 17,661,000	$ 15,962,000	$ 21,357,000	$ 68,114,000	$ 11,370,000
Total liabilities	21,210,774	125,994,263	29,667,507	25,917,307	17,585,277	21,210,774	21,210,774	25,917,307	24,281,433	29,667,507	76,807,966	19,454,093
Class A common stock subject to possible redemption	204,865,740	151,074,574	197,902,977	201,654,026	210,330,003	204,865,740	204,865,740	201,654,026	202,557,751	197,902,977	150,596,928	177,542,919
Class A common stock												225
Addition paid-in capital	5,572,407	59,243,594	12,535,080	8,784,069	108,178	5,572,407	5,572,407	8,784,069	7,880,362	12,535,080	59,840,653	5,424,153
Retained earnings (accumulated deficit)	(573,356)	(54,245,116)	(7,536,119)	(3,785,070)	4,890,907	(573,356)	(573,356)	(3,785,070)	(2,881,345)	(7,536,119)	(54,842,168)	(424,952)
Total stockholders' equity (deficit)		5,000,001	5,000,001	5,000,001	5,000,001			5,000,001	5,000,001	5,000,001	5,000,001	5,000,001
Change in fair value of warrant liabilities	(4,514,000)	2,028,000	(3,696,000)	(8,624,000)	6,925,000	(176,000)	(176,000)	(1,699,000)	(3,053,000)	(5,395,000)	(52,152,000)
Issuance costs allocated to warrant liabilities						(484,024)	(484,024)		(484,024)
Other income (expense), net		2,049,197	(3,612,860)	(8,535,862)	8,182,727	(454,604)	(454,604)	(353,135)	(2,322,193)	(3,965,995)	(50,670,184)
Net income (loss)		$ 597,052	$ (3,751,049)	$ (8,675,977)	$ 7,772,252	$ (572,263)	$ (573,356)	$ (903,725)	$ (2,881,345)	$ (4,654,774)	$ (51,960,823)
Weighted average shares outstanding, basic and diluted		13,827,085	8,758,829	7,900,920	8,592,122	5,535,597	4,514,200	8,246,521	6,111,484	8,418,537	8,598,542
Basic and diluted net loss per common share		$ 0.04	$ (0.43)	$ (1.10)	$ 0.8	$ (0.13)	$ 0.16	$ (0.22)	$ (0.61)	$ (0.66)	$ (6.13)
Change in value of shares subject to redemption		$ 477,646			$ 7,772,252		$ (88,179)	$ (8,675,977)	$ (2,396,159)	$ (3,751,049)	$ (51,960,823)
Net cash used in operating activities		(862,237)			(190,647)		(692,713)		(904,969)		(862,597)
Proceeds from sale of Units, net of underwriting discounts paid							225,884,024		225,884,024
Net cash provided by financing activities		50,480,594					231,398,097		231,398,097
Initial classification of ordinary shares subject to redemption							204,953,919		204,953,910
Class A Common Stock [Member]
Class A common stock	375	$ 948	$ 465	$ 427	341	$ 375	375	427	409	465	941
As Reported [Member]
Warrant liabilities
Total liabilities	8,125,774		8,310,507	8,256,307	8,548,277	8,125,774	8,125,774	8,256,307	8,319,433	8,310,507	8,693,966	8,084,093
Class A common stock subject to possible redemption	217,950,740		219,259,970	219,315,022	219,367,001	217,950,740	217,950,740	219,315,022	218,519,748	219,259,970	218,710,925
Class A common stock												111
Addition paid-in capital	4,912,636		3,603,401	3,548,350	3,496,371	4,912,636	4,912,636	3,548,350	4,343,625	3,603,401	4,152,440	5,000,477
Retained earnings (accumulated deficit)	86,668		1,395,905	1,450,954	1,502,931	86,668	86,668	1,450,954	655,679	1,395,905	846,856	(1,153)
Total stockholders' equity (deficit)			5,000,008	5,000,005	5,000,003			5,000,005	5,000,004	5,000,008	5,000,004	5,000,010
Change in fair value of warrant liabilities
Issuance costs allocated to warrant liabilities
Other income (expense), net			83,140	88,138	1,257,727	205,420	205,420	1,345,865	1,214,831	1,429,005	1,481,816
Net income (loss)			$ (55,049)	$ (51,977)	$ 847,252	$ 87,761	$ 86,668	$ 795,275	$ 655,679	$ 740,226	$ 191,177
Weighted average shares outstanding, basic and diluted			70,007,989	70,005,122	7,003,637	5,307,098	5,274,301	7,004,380	6,075,732	5,307,098	7,008,667
Basic and diluted net loss per common share			$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.02)	$ (0.12)
Change in value of shares subject to redemption					$ 847,252		$ 87,830	$ 795,274	$ 656,838	$ 740,222	$ 191,177
Net cash used in operating activities							(208,689)		(420,945)
Proceeds from sale of Units, net of underwriting discounts paid							225,400,000		225,400,000
Net cash provided by financing activities							230,914,073		230,914,073
Initial classification of ordinary shares subject to redemption							217,862,910		217,862,910
As Reported [Member] | Class A Common Stock [Member]
Class A common stock subject to possible redemption												188,912,910
Class A common stock	122		$ 127	$ 126	126	$ 122	122	126	125	127	133
Adjustment [Member]
Warrant liabilities			21,357,000	17,661,000	9,037,000			17,661,000	15,962,000	21,357,000	68,114,000	11,370,000
Total liabilities	13,085,000		21,357,000	17,661,000	9,037,000	13,085,000	13,085,000	17,661,000	15,962,000	21,357,000	68,114,000	11,370,000
Class A common stock subject to possible redemption	(13,085,000)		(21,356,993)	(17,660,996)	(9,036,998)	(13,085,000)	(13,085,000)	(17,660,996)	(15,961,997)	(21,356,993)	(68,113,997)
Class A common stock												114
Addition paid-in capital	659,771		8,931,679	5,235,719	(3,388,193)	659,771	659,771	5,235,719	3,536,737	8,931,679	55,688,213	423,676
Retained earnings (accumulated deficit)	(660,024)		(8,932,024)	(5,236,024)	3,387,976	(660,024)	(660,024)	(5,236,024)	(3,537,024)	(8,932,024)	(55,689,024)	(423,799)
Total stockholders' equity (deficit)			(7)	(4)	(2)			(4)	(3)	(7)	(3)	(9)
Change in fair value of warrant liabilities			(3,696,000)	(8,624,000)	6,925,000	(176,000)	(176,000)	(1,699,000)	(3,053,000)	(5,395,000)	(52,152,000)
Issuance costs allocated to warrant liabilities						(484,024)	(484,024)		(484,024)
Other income (expense), net			(3,696,000)	(8,624,000)	6,925,000	(660,024)	(660,024)	(1,699,000)	(3,537,024)	(5,395,000)	(52,152,000)
Net income (loss)			$ (3,696,000)	$ (8,624,000)	$ 6,925,000	$ (660,024)	$ (660,024)	$ (1,699,000)	$ (3,537,024)	$ (5,395,000)	$ (52,152,000)
Weighted average shares outstanding, basic and diluted			1,750,840	895,798	1,588,485	228,499	(760,101)	1,242,141	35,752	3,111,439	1,589,875
Basic and diluted net loss per common share			$ (0.42)	$ (1.09)	$ 0.81	$ (0.11)	$ (0.14)	$ (0.19)	$ (0.57)	$ (0.64)	$ (6.01)
Change in value of shares subject to redemption					$ 6,924,999		$ (176,009)	$ (9,471,251)	$ (3,052,997)	$ (4,491,271)	$ (52,152,000)
Net cash used in operating activities							(484,024)		(484,024)
Proceeds from sale of Units, net of underwriting discounts paid							484,024		484,024
Net cash provided by financing activities							484,024		484,024
Initial classification of ordinary shares subject to redemption							(12,908,991)		(12,909,000)
Adjustment [Member] | Class A Common Stock [Member]
Class A common stock subject to possible redemption												$ (11,369,991)
Class A common stock	$ 253		$ 338	$ 301	$ 215	$ 253	$ 253	$ 301	$ 284	$ 338	$ 808